Warrants (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2025	Jan. 31, 2025
Warrants
Schedule of Stock Warrants Outstanding

Stock warrants outstanding at July 31, 2025 are as follows:

	Number of warrants	Weighted average exercise price per share
Outstanding, January 31, 2025	13,411,582	$0.17
Issued	3,486,131	0.08
Expired	(121,975)	3.05
Exercised	–	–
Outstanding, July 31, 2025	16,775,737	$0.13

Exercisable, July 31, 2025	16,268,205	$0.07

	Number of warrants	Weighted average exercise price per share

Outstanding, January 31, 2023	2,256,070	1.07
Issued	11,998,743	0.04
Expired	–	–
Exercised	–	–
Outstanding, January 31, 2024	14,254,813	0.21
Issued	566,787	0.11
Expired	(1,410,018)	0.52
Exercised	–	–
Outstanding, January 31, 2025	13,411,582	0.17

Exercisable, January 31, 2025	12,904,050	0.10